Fair Value Measurement - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair value measurement
Accrued investment income of short-term investments	¥ 492	$ 69	¥ (49)	¥ (8,289)
Impairment loss for the intangible assets	Impairment of goodwill and intangible assets	Impairment of goodwill and intangible assets
Impairment of goodwill				48,500
Impairment of property and equipment	¥ 844	$ 119	1,350	0
Recurring
Fair value measurement
Accrued investment income of short-term investments	311		0
Non-recurring
Fair value measurement
Impairment charges on investment	444		7,945	17,850
Impairment loss for the intangible assets	0		0	17,379
Impairment of goodwill	¥ 0		¥ 0	¥ 48,500